UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-00043

DWS Investment Trust
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  7/31

Date of reporting period:  4/30/2014

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of April 30, 2014 (Unaudited)

DWS Large Cap Focus Growth Fund
	Shares	Value ($)
Common Stocks 99.5%
Consumer Discretionary 19.7%
Hotels, Restaurants & Leisure 4.3%
Las Vegas Sands Corp.	57,705	4,566,197
Starwood Hotels & Resorts Worldwide, Inc.	54,440	4,172,826

		8,739,023
Media 3.5%
Comcast Corp. "A" (a)	134,065	6,939,204
Specialty Retail 7.8%
Dick's Sporting Goods, Inc.	75,279	3,964,192
Home Depot, Inc.	90,170	7,169,417
L Brands, Inc.	83,999	4,552,746

		15,686,355
Textiles, Apparel & Luxury Goods 4.1%
NIKE, Inc. "B"	113,405	8,272,895
Consumer Staples 11.1%
Food & Staples Retailing 4.8%
Costco Wholesale Corp.	42,730	4,943,007
Whole Foods Market, Inc.	96,409	4,791,527

		9,734,534
Food Products 6.3%
Hillshire Brands Co.	124,980	4,455,537
Mead Johnson Nutrition Co.	39,228	3,462,263
Mondelez International, Inc. "A"	132,121	4,710,114

		12,627,914
Energy 5.2%
Energy Equipment & Services 3.5%
Halliburton Co.	110,540	6,971,758
Oil, Gas & Consumable Fuels 1.7%
Pioneer Natural Resources Co.	18,038	3,486,204
Financials 6.1%
Capital Markets 3.1%
Affiliated Managers Group, Inc.*	31,170	6,177,894
Consumer Finance 3.0%
Discover Financial Services	109,697	6,132,062
Health Care 14.1%
Biotechnology 4.6%
Celgene Corp.*	44,941	6,606,776
Medivation, Inc.* (a)	43,793	2,636,777

		9,243,553
Health Care Equipment & Supplies 1.3%
CareFusion Corp.*	65,491	2,558,078
Health Care Providers & Services 6.1%
Express Scripts Holding Co.*	105,915	7,051,821
McKesson Corp.	30,657	5,186,858

		12,238,679
Life Sciences Tools & Services 2.1%
Thermo Fisher Scientific, Inc.	37,532	4,278,648
Industrials 12.7%
Electrical Equipment 2.8%
AMETEK, Inc.	106,339	5,606,192
Industrial Conglomerates 2.2%
Roper Industries, Inc.	31,663	4,399,574
Machinery 5.4%
Dover Corp. (a)	45,718	3,950,035
Parker Hannifin Corp.	53,699	6,813,329

		10,763,364
Road & Rail 2.3%
Norfolk Southern Corp. (a)	49,458	4,675,265
Information Technology 25.6%
Communications Equipment 1.2%
Palo Alto Networks, Inc.*	36,643	2,329,762
Internet Software & Services 10.9%
Google, Inc. "A"*	17,851	9,548,143
Google, Inc. "C"*	17,884	9,418,788
LinkedIn Corp. "A"*	19,922	3,057,429

		22,024,360
IT Services 5.3%
Visa, Inc. "A" (a)	52,656	10,668,632
Software 8.2%
Citrix Systems, Inc.*	58,586	3,474,736
Intuit, Inc.	44,906	3,401,629
Splunk, Inc.*	42,927	2,342,526
VMware, Inc. "A"* (a)	78,159	7,230,489

		16,449,380
Materials 4.7%
Chemicals
Ecolab, Inc.	46,790	4,896,106
LyondellBasell Industries NV "A"	49,675	4,594,937

		9,491,043
Utilities 0.3%
Water Utilities
American Water Works Co., Inc.	14,432	657,089

Total Common Stocks (Cost $161,415,735)		200,151,462
Securities Lending Collateral 14.5%
Daily Assets Fund Institutional, 0.09% (b) (c) (Cost $29,145,965)	29,145,965	29,145,965
Cash Equivalents 0.5%
Central Cash Management Fund, 0.05% (b) (Cost $940,346)	940,346	940,346

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $191,502,046) †	114.5	230,237,773
Other Assets and Liabilities, Net	(14.5)	(29,201,941)

Net Assets	100.0	201,035,832

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†
The cost for federal income tax purposes was $191,989,907.  At April 30, 2014, net unrealized appreciation for all securities based on tax cost was $38,247,866.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $40,826,114 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $2,578,248.

(a)
All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at April 30, 2014 amounted to $28,725,276, which is 14.3% of net assets.

(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).  The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of April 30, 2014 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (d)	$200,151,462	$—	$—	$200,151,462
Short-Term Investments (d)	30,086,311	—	—	30,086,311

Total	$230,237,773	$—	$—	$230,237,773

There have been no transfers between fair value measurement levels during the period ended April 30, 2014.

(d)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Large Cap Focus Growth Fund, a series of DWS Investment Trust

By:	/s/Brian E. Binder Brian E. Binder President

Date:	June 20, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	June 20, 2014

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	June 20, 2014